Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ millions)	Adjusted Operating Income (4) ($ millions)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$5,415,614	$5,730,426	$1,547,110	$1,586,292	$131.44	$119.09	$158.6	$214.2
2023	$5,029,587	$10,313,627	$1,330,339	$1,877,397	$137.12	$133.00	$111.3	$196.3
2022	$3,744,293	$(244,743)	$1,091,836	$420,274	$86.28	$124.61	$89.6	$177.6
2021	$4,340,852	$7,014,829	$1,259,552	$1,660,088	$126.90	$117.24	$142.3	$219.2

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote	Mr. Ciesinski served as our principal executive officer (“PEO”) for the full fiscal year in 2024, 2023, 2022 and 2021. Our non-PEO NEOs included: (a) for fiscal year 2024, Messrs. Pigott, Stealey and Viso and Ms. Bird; (b) for fiscal year 2023, Messrs. Pigott, Stealey, Nagle and Viso and Ms. Bird; (c) for fiscal year 2022, Messrs. Pigott, Stealey and Nagle and Ms. Bird and (d) for fiscal year 2021, Messrs. Pigott, Stealey and Nagle and Ms. Bird.
Peer Group Issuers, Footnote	The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P Composite 1500 Packaged Foods & Meats Index. The measurement period for this Total Shareholder Return calculation is the last trading date before the first fiscal year in the table through the end of the last fiscal year covered by the table.
PEO Total Compensation Amount	$ 5,415,614	$ 5,029,587	$ 3,744,293	$ 4,340,852
PEO Actually Paid Compensation Amount	$ 5,730,426	10,313,627	(244,743)	7,014,829
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation

Fiscal Year	2024	2023	2022	2021
SCT total	$5,415,614	$5,029,587	$3,744,293	$4,340,852
- Grant date fair value of stock awards granted in fiscal year	$(2,850,173)	$(2,599,848)	$(2,299,929)	$(2,199,997)
+ Fair value at fiscal year-end of outstanding and unvested stock awards granted in fiscal year	$3,021,703	$3,795,836	$1,284,332	$2,608,085
± Change in fair value of outstanding and unvested stock awards granted in prior fiscal years	$80,059	$2,470,478	$(2,070,931)	$1,551,862
± Fair value at vesting of stock awards granted in fiscal year that vested during fiscal year	$—	$—	$—	$—
± Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	$(43,643)	$1,553,892	$(922,243)	$714,027
- Fair value as of prior fiscal year-end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	$—	$—	$—	$—
+ Dividends or other earnings paid on stock awards in the fiscal year prior to the vesting date that are not otherwise included in the total compensation for the fiscal year	$106,866	$63,682	$19,735	$—
Compensation Actually Paid	$5,730,426	$10,313,627	$(244,743)	$7,014,829

Non-PEO NEO Average Total Compensation Amount	$ 1,547,110	1,330,339	1,091,836	1,259,552
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,586,292	1,877,397	420,274	1,660,088
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2024	2023	2022	2021
SCT Total	$1,547,110	$1,330,339	$1,091,836	$1,259,552
- Grant date fair value of stock awards granted in fiscal year	$(477,488)	$(395,995)	$(404,890)	$(337,499)
+ Fair value at fiscal year-end of outstanding and unvested stock awards granted in fiscal year	$506,223	$454,662	$226,099	$400,100
± Change in fair value of outstanding and unvested stock awards granted in prior fiscal years	$437	$267,012	$(338,416)	$261,691
± Fair value at vesting of stock awards granted in fiscal year that vested during fiscal year	$—	$—	$—	$—
± Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	$(5,209)	$230,943	$(157,829)	$76,244
- Fair value as of prior fiscal year-end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	$—	$(16,254)	$—	$—
+ Dividends or other earnings paid on stock awards in the fiscal year prior to the vesting date that are not otherwise included in the total compensation for the fiscal year	$15,219	$6,690	$3,474	$—
Average Compensation Actually Paid	$1,586,292	$1,877,397	$420,274	$1,660,088

Compensation Actually Paid vs. Total Shareholder Return	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Corporation’s and Peer Group’s TSR during fiscal years 2021-2024.
Compensation Actually Paid vs. Net Income	The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Corporation’s Net Income and Adjusted Operating Income during fiscal years 2021-2024.
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Corporation’s and Peer Group’s TSR during fiscal years 2021-2024.
Tabular List, Table

Most Important Performance Measures
•Adjusted Operating Income
•Adjusted Net Sales
•Relative TSR

Total Shareholder Return Amount	$ 131.44	137.12	86.28	126.90
Peer Group Total Shareholder Return Amount	119.09	133.00	124.61	117.24
Net Income (Loss)	$ 158,600,000	$ 111,300,000	$ 89,600,000	$ 142,300,000
Company Selected Measure Amount	214,200,000	196,300,000	177,600,000	219,200,000
PEO Name	Mr. Ciesinski
Additional 402(v) Disclosure	Amounts reported in these columns represent the compensation actually paid (“CAP”) after the applicable adjustments were made to the amounts reported in the Summary Compensation Table (“SCT”) for the applicable year. The applicable adjustments shown in the reconciliation tables below were deducted from / added to Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and average CAP to our non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. No pension adjustments were made because we do not provide defined benefit pension arrangements for our NEOs.
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted Operating Income
Non-GAAP Measure Description	Adjusted Operating Income is a Non-GAAP financial measure defined as operating income as reported under U.S. GAAP, adjusted to exclude the following unusual costs not associated with the results of operations: (a) for fiscal year 2024, restructuring and impairment charges; (b) for fiscal year 2023, impairment charges and Project Ascent expenses; (c) for fiscal year 2022, changes in contingent consideration, restructuring and impairment charges, Project Ascent expenses and the impact of our ERP go-live which resulted in “pull-forward” sales from fiscal 2023 to fiscal 2022; and (d) for fiscal year 2021, changes in contingent consideration, impairment charges and Project Ascent expenses. These amounts can be found in our Annual Reports on Form 10-K.
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	•Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,850,173)	$ (2,599,848)	$ (2,299,929)	$ (2,199,997)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,021,703	3,795,836	1,284,332	2,608,085
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,059	2,470,478	(2,070,931)	1,551,862
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,643)	1,553,892	(922,243)	714,027
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,866	63,682	19,735	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(477,488)	(395,995)	(404,890)	(337,499)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	506,223	454,662	226,099	400,100
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	437	267,012	(338,416)	261,691
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,209)	230,943	(157,829)	76,244
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(16,254)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,219	$ 6,690	$ 3,474	$ 0